SHARE-BASED PAYMENT (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 28, 2021	Mar. 28, 2011	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Award expiration period	10 years	10 years
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan	12.00%	12.00%
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Exercise price of share			$ 0.09	$ 0.68
Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares options vested			41,350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				3,708,680	18,616,300
Intrinsic value of options exercised				$ 524	$ 88
Number of vested and non vested options			41,350	41,350	7,259,020	26,001,220
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 0
Directors
Share-based Compensation Arrangement by Share-based Payment Award
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 0
Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award
Shares granted during period			0	25,777,390	17,477,740
Number of shares options vested			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			0	0	0
Intrinsic value of options exercised			$ 348	$ 21,264	$ 0
Number of vested and non vested options			0	22,029,560	30,884,300	13,406,560
Weighted-average grant-date fair value per share granted			$ 0	$ 0.42	$ 0.36